Subsequent Events		6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 7 — Subsequent Events
On February 9, 2021, the Company effected a share capitalization of 1,437,500 shares of Class B common stock, resulting in an aggregate of 8,625,000 shares of Class B common stock outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization.
As of February 10, 2021, the Company had borrowed approximately $90,000 under the Note.
The Company has evaluated subsequent events after the balance sheet date through the date the financial statements were issued. Based on this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

Note 9 — Subsequent Events
Merger Agreement

On July 20, 2021, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Agreement”) with XPDI Merger Sub Inc. (“First Merger Sub”) and XPDI Merger Sub 2, LLC (“Second Merger Sub”), both wholly owned subsidiaries of the Company (together with First Merger Sub and Second Merger Sub, the “Merger Subs” and, together with the Company, the “XPDI Parties”), and Core Scientific Holding Co., a Delaware corporation (“Core Scientific”). The Agreement and the transactions contemplated thereby (collectively, the “Business Combination”) were unanimously approved by the boards of directors of each of the Company and Core Scientific.
Pursuant to the Agreement, and subject to the terms and conditions set forth therein, the Company will acquire Core Scientific through a series of transactions, including (x) the merger of First Merger Sub with and into Core Scientific (the “First Merger”), with Core Scientific surviving the First Merger as a wholly owned subsidiary of the Company, and (y) the merger of Core Scientific with and into Second Merger Sub (the “Second Merger” and, together with the First Merger, the “Mergers”), with Second Merger Sub surviving the Second Merger as a wholly owned subsidiary of the Company. As a result of the Mergers, among other things, each outstanding share of common stock, $0.00001 per share, of Core Scientific (“Core Scientific Common Stock”) will be cancelled in exchange for the right to receive a number of shares of Class A common stock, par value $0.0001 per share, of the Company (the “Class A Common Stock”) in an amount that is approximately equal to the quotient obtained by dividing (a) an amount equal to (x) $4.0 billion, divided by (y) the number of shares of Core Scientific Common Stock on a fully-diluted basis, by (b) $10.00.
The Agreement may be terminated at any time prior to the Closing (i) by mutual written consent of the Company and Core Scientific, (ii) by either the Company or Core Scientific in certain other circumstances set forth in the Agreement, including (a) if the Company’s stockholder approval of the Business Combination is not obtained, (b) if any final and nonappealable governmental order will have been issued or otherwise entered into making consummation of the Business Combination illegal or otherwise preventing or prohibiting consummation of the Business Combination, (c) in the event of certain uncured breaches by the other party and (d) if the Closing has not occurred on or before March 21, 2022, (iii) by the Company, if Core Scientific has not delivered written consents of certain Core Scientific stockholders approving the Business Combination as required by the Agreement and (iv) by Core Scientific, if the Company’s board of directors changes its recommendation to stockholders relating to the approval of the Business Combination.
Simultaneous with its entry into the Agreement, the Company also entered into a Sponsor Agreement (the “Sponsor Agreement”), by and among the Company, the Sponsor, the other holders of the Company’s Class B common stock, (such holders, together with the Sponsor, the “Class B Holders”), and Core Scientific, whereby, among other things, (a) the Class B Holders agreed to vote their shares of Class A Common Stock and Class B Common Stock in favor of approving the Agreement and the Business Combination, (b) the Class B Holders agreed to waive any adjustment to the conversion ratio set forth in the Company’s organizational documents or any other anti-dilution or similar protection with respect to the shares of Class B Common Stock and (c) the Class B Holders agreed to be bound by certain transfer restrictions with respect to their shares of Class A Common Stock and Class B Common Stock prior to the Closing.
Additionally, pursuant to the terms of the Sponsor Agreement, 20% of the shares of Class B Common Stock held by the Class B Holders (the “SPAC Vesting Shares”) will be unvested as of the time immediately prior to the Closing and will vest (and shall not be subject to forfeiture) upon the date on which the volume-weighted average price of the Class A Common Stock is greater than $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30 consecutive trading day period within five years of the Closing (the “Vesting Period”). Any SPAC Vesting Shares that have not vested by the end of the Vesting Period will be deemed to be transferred by the forfeiting holder to the Company without any consideration and shall be cancelled by the Company and cease to exist.
Simultaneous with its entry into the Agreement, the Company has entered into a Company Support Agreement (the “Support Agreement”), by and among the Company, Core Scientific and certain stockholders of Core Scientific (the “Core Scientific Stockholders”). Under the Support Agreement, the Core Scientific Stockholders have agreed to vote or cause to be voted or to execute and deliver a written consent with respect to the Core Scientific equity securities held by the Core Scientific Stockholders adopting the Agreement and approving the Business Combination. The Core Scientific equity securities that are owned by the Core Scientific Stockholders and subject to the Support Agreement represent more than a majority of the outstanding voting power of Core Scientific shares (on a fully-diluted, as-converted
basis).
Advisory Services Agreements
In September and October of 2021, the Company entered into advisory services agreements with four financial advisors, pursuant to which payments of up to

$2.05
million in the aggregate will become due and payable upon the closing of the merger.
Management has evaluated subsequent events and transactions that occurred after the balance sheet date through the date the condensed financial statements are available for issuance. Based upon this review, except as noted above, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.